INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018
Inventory
Goods in transit	$ 482,185	$ 751,737	$ 776,869
Supplies	7,424,825	4,512,870	3,978,934
Agricultural product		240,536
Inventories	31,338,034	27,592,582	19,366,001
Inventory recognized as expense	26,672,229	80,153,871	77,797,414
Agrochemicals
Inventory
Inventories	183,822	22,137	94,486
Seeds and Grains
Inventory
Inventories	1,273,515	207,519	514,000
Microbiological resale products
Inventory
Inventories	13,749,668	13,894,018	8,389,191
Microbiological products produced
Inventory
Inventories	8,931,124	8,370,583	6,383,263
Allowance for obsolescence
Inventory
Inventories	$ (707,105)	$ (406,818)	$ (770,742)